Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Intangible Assets [Abstract]
Cost of revenues	$ 1,080	$ 570
Weighted average amortization	4 years 9 months 14 days		5 years 3 months 10 days